Inventory (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Balance
Stockpiled ore and work in progress	$ 929,909	$ 518,375
Supplies	18,163	4,404
Total Inventory	$ 948,072	$ 522,779